Fees Summary	Oct. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 24,383,520
Previously Paid Amount	0.00
Total Fee Amount	2,121.37
Total Offset Amount	0.00
Net Fee	2,121.37
Narrative - Max Aggregate Offering Price	$ 24,383,520
Final Prospectus	true